ANCHOR SERIES TRUST

Supplement to the Statutory Prospectus Dated April 30, 2012

Asset Allocation Portfolio. In the Portfolio Summary, under Principal Risks of Investing in the Portfolio, the following risk is added:

Investment Company Risk. The risks of the Portfolio owning other investment companies, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by the Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.

Government and Quality Bond Portfolio. In the Portfolio Summary, under Principal Investment Strategies of the Portfolio, the following is added as the last paragraph:

The Portfolio may also invest in credit default swaps, including credit default swaps on indices (up to 10%), which may be used to adjust credit exposure and to manage portfolio credit risk.

Under Principal Risks of Investing in the Portfolio, the following risks are added:

Credit Default Swap Risk. Credit default swaps increase credit risk when the Portfolio is the seller and increase counterparty risk when the Portfolio is the buyer. Credit default swaps may be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require the Portfolio to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Portfolio.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described below and in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there my be no recovery or limited recovery in such circumstances.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Under Investment Adviser, the following portfolio manager is added:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy E. Smith	2012	Senior Vice President and Fixed Income Portfolio Manager

Multi-Asset Portfolio. In the Portfolio Summary, under Principal Investment Strategies of the Portfolio, the third paragraph is deleted in its entirety and replaced with the following:

In addition, the Portfolio may invest in derivative instruments, including equity index futures and interest rate futures. The Portfolio will use equity index futures and interest rate futures to increase or decrease exposure to equity and bond markets in connection with asset allocation decisions. The Portfolio may also use currency forwards and interest rate futures to manage foreign currency, duration and yield curve positioning within the fixed income portion of the Portfolio and credit default swaps, including credit default swaps on indices (up to 10%), which may be used to adjust credit exposure and to manage portfolio credit risk.

Under Principal Risks of Investing in the Portfolio, the following risks are added:

Credit Default Swap Risk. Credit default swaps increase credit risk when the Portfolio is the seller and increase counterparty risk when the Portfolio is the buyer. Credit default swaps may be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require the Portfolio to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Portfolio.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there my be no recovery or limited recovery in such circumstances.

Strategic Multi-Asset Portfolio. In the Portfolio Summary, under Principal Investment Strategies of the Portfolio, the third paragraph is deleted in its entirety and replaced with the following:

In addition, the Portfolio may invest in derivative instruments, including equity index futures and interest rate futures. The Portfolio will use equity index futures and interest rate futures to increase or decrease exposure to equity and bond markets in connection with asset allocation decisions. The Portfolio may also use currency forwards and interest rate futures to manage foreign currency, duration and yield curve positioning within the Portfolio and credit default swaps, including credit default swaps on indices (up to 10%), which may be used to adjust credit exposure and to manage portfolio credit risk.

Under Principal Risks of Investing in the Portfolio, the following risks are added:

Credit Default Swap Risk. Credit default swaps increase credit risk when the Portfolio is the seller and increase counterparty risk when the Portfolio is the buyer. Credit default swaps may be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require the Portfolio to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Portfolio.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there my be no recovery or limited recovery in such circumstances.

In the Glossary, in the Investment Terminology Section, the definition of credit default swap is deleted in its entirety and replaced with the following:

Credit Default Swap. A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. As the seller of credit protection, a Portfolio would effectively add leverage because, in addition to its net assets, such Portfolio would be subject to investment exposure on the par (or other agreed-upon) value it had undertaken to pay. Credit default swaps may be structured based on an index or the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a particular number of defaults within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).

The following is also added to the Risk Terminology section in the Glossary:

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by a Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there my be no recovery or limited recovery in such circumstances.

Credit Default Swap Risk. A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps increase credit risk when a Portfolio is the seller and increase counterparty risk when a Portfolio is the buyer. Credit default swap transactions in which a Portfolio is the seller may require the Portfolio to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The absence of a central exchange or market for swap transactions has led, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation will require most swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. The swap market could be disrupted or limited as a result of this legislation, which could adversely affect a Portfolio. Moreover, the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to trade or value.

Investment Company Risk. The risks of the Portfolio owning other investment companies, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by the Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.

Under Additional Information About the Portfolios’ Investment Strategies and Investment Risks, with respect to the Government and Quality Bond Portfolio and Multi-Asset Portfolio, all references to credit default swaps are hereby deleted in their entirety. In addition, with respect to the Government and Quality Bond Portfolio, all references to Derivatives Risk and Hedging Risk as non-principal risks to which the Portfolio may be subject are deleted in their entirety.

In the Management section, under Information about the Subadvisers, the information about Wellington Management Company, LLP (“Wellington Management”) with respect to the Government and Quality Bond Portfolio is deleted and replaced with the following:

The Government and Quality Bond Portfolio is managed by John C. Keogh. Glen M. Goldman and Timothy E. Smith are involved in portfolio management and securities analysis for the Portfolio. Mr. Keogh, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1983. Mr. Goldman, Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2007. Mr. Smith, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1992.

Dated: July 5, 2012	Version: AST (Combined) Full Version